Statement of Cash Flow (Unaudited) - March G L [Member]	9 Months Ended
Dec. 31, 2025 USD ($)
Cash flows from operating activities
Adjustments to reconcile net loss to net cash provided by (used in) operating activities	$ (4,279,487)
Changes in assets and liabilities
Prepaid shipping expenses	(1,194,883)
Prepaid expenses	(27,500)
Prepaid management fees	(68,487)
Deposits on equipment	(150,000)
Accounts payable	398,795
Net cash used in operating activities	(5,321,562)
Cash flows from financing activities
Proceeds from the issuance of common stock	5,552,620
Net cash provided by operating activities	5,552,620
Change in Cash	231,058
Cash, beginning of period
Cash, ending of period	231,058
Supplemental Cash Flow Information:
No cash was paid for interest or income taxes during the period from inception through December 31, 2025.